Allowance for Credit Losses (Tables)	9 Months Ended
Sep. 30, 2022
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of September 30, 2022:

	Nine Months Ended September 30, 2022	2021	2020	2019	2018	Prior	Total
Tier 1	$86,845	$829,135	$574,140	$99,539	$31,649	$10,605	$1,631,913
Tier 2	37,398	78,764	33,839	29,508	16,604	2,466	198,579
Tier 3	8,206	6,764	1,937	6,195	385	20	23,507
Net investment in finance leases	$132,449	$914,663	$609,916	$135,242	$48,638	$13,091	$1,853,999

Tier 1	$510,227	$11,572	$102,141	$189,454	$—	$—	$813,394
Tier 2	—	4,338	—	20,262	—	—	24,600
Container leaseback financing receivable	$510,227	$15,910	$102,141	$209,716	$—	$—	$837,994